Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Investments in Associates and Joint Ventures

9. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The Group does not participate in subsidiaries with a significant non-controlling interest. Furthermore, no investments in associates or joint ventures are deemed individually material.

The following table shows the value of the investments in associates and joint ventures at an aggregate level, considering that none of the individual companies is material, as of December 31, 2017, 2016 and 2015:

	2017	2016	2015
Amount of investments in associates	911	1,478	1,248
Amount of investments in joint ventures	5,146	4,022	3,135
Provision for impairment of investments in associates and joint ventures	(12)	(12)	(12)

	6,045	5,488	4,371

Disclosed in investments in associates and joint ventures	6,045	5,488	4,372
Disclosed in Other liabilities	—	—	1

The main movements during the years ended December 31, 2017, 2016 and 2015, which affected the value of the aforementioned investments, correspond to:

	2017	2016	2015
Amount at the beginning of year	5,488	4,371	3,175
Acquisitions and contributions	910	448	163
Income on investments in associates and joint ventures	1,428	588	318
Conversion differences	662	601	999
Distributed dividends	(328)	(520)	(280)
Other movements	2	—	(4)
Reclassification of assets held for disposal	(2,117)	—	—

Amount at the end of year	6,045	5,488	4,371

The following table shows the principal amounts of the results of the investments in associates and joint ventures of the Group, calculated according to the equity value therein, for the years ended December 31, 2017, 2016 and 2015. The Group has adjusted, if applicable, the values reported by these companies to adapt them to the accounting criteria used by the Group for the calculation of the proportional equity value in the aforementioned dates:

	Associates			Joint ventures
	2017	2016	2015	2017	2016	2015
Net income	543	225	321	885	363	(3)
Other comprehensive income	34	35	50	628	566	949

Comprehensive income for the year	577	260	371	1,513	929	946

On May 13, 2016, the companies Y-GEN I and Y-GEN II were created, for the purpose of submitting a bid to the tender No. 21/2016 launched by the MINEM, for the new generation of energy and thermal power, which, if awarded, they would enter into with Compañía Administradora del Mercado Mayorista Eléctrico S.A. (“CAMMESA”) a contract of sale of offered energy for a term of between 5 and 10 years, as offered, and with a price denominated in U.S. dollars. The created companies submitted their bids for the construction of new thermal power plants in Loma Campana (Añelo, Province of Neuquén) and in Central El Bracho (Province of Tucumán), which were finally awarded.

In both companies, 66.67% of the shareholding is owned by the subsidiary YPF EE and the remaining 33.33% is owned by Guayama PR Holdings of the General Electric Group.

The Group has followed the guidelines set forth in IFRS 10 “Consolidated financial statements” and has concluded that it exercises joint control over Y-GEN I and Y-GEN II. As a result, it has applied IFRS 11 “Joint Arrangements” which defines these companies as joint ventures, and has measured them in accordance with the equity method in accordance with IAS 28 “Investments in associates and joint ventures”. Some of the main assumptions under evaluation were as follows: (i) Contractually, both shareholders exercise joint control over each of the companies, so any decisions on their relevant activities are taken jointly, requiring their unanimous vote to do so and there is no power of one party (shareholder) over the other in relation to the investment, regardless of the different percentages of ownership thereof; (ii) there is no power as defined in IFRS 10 of one party to the detriment of another, either in relation to the voting rights in the nomination of directors or even personnel (whether key or not), in the management of the entity to benefit itself or to unilaterally modify the variable return on investment, or ultimately to unilaterally address any of the decisions associated with the relevant activities. In addition, see Note 3.

The following table shows information of the subsidiaries:

					Information of the issuer
	Description of the Securities						Last available financial statements
Name and Issuer	Class	Face Value		Amount	Main Business	Registered Address	Date	Capital stock		Net profit / (loss)	Equity	Holding in Capital Stock
Subsidiaries:(8)
YPF International S.A.(6)	Common	Bs.	100	66,897	Investment	Street La Plata 19, Santa Cruz de la Sierra, República de Bolivia	12-31-17	15		(1)	24	100.00%
YPF Holdings Inc.(6)	Common	US$	0.01	810,614	Investment and finance	10333 Richmond Avenue I, Suite 1050, TX, U.S.A.	12-31-17	15,075		(429)	(3,726)	100.00%
Operadora de Estaciones de Servicios S.A.	Common		$1	163,701,747	Commercial management of YPF’s gas stations	Macacha Güemes 515, Buenos Aires, Argentina	12-31-17	164		709	907	99.99%
A-Evangelista S.A.	Common		$1	307,095,088	Engineering and construction services	Macacha Güemes 515, Buenos Aires, Argentina	12-31-17	307		3	1,127	100.00%
YPF Servicios Petroleros S.A.	Common		$1	50,000	Wells perforation and/or reparation services	Macacha Güemes 515, Buenos Aires, Argentina	12-31-17	—	(7)	(174)	(192)	100.00%
Metrogas S.A.	Common		$1	398,419,700	Providing the public service of natural gas distribution	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina.	12-31-17	569		773	8,985	70.00%
YPF Energía Eléctrica S.A.	Common		$1	2,506,555,895	Exploration, development, industrialization and marketing of hydrocarbons, and generation, transportation and marketing of electric power	Macacha Güemes 515, Buenos Aires, Argentina	12-31-17	2,507		928	3,441	100.00%
YPF Chile S.A.(6)	Common	—	—	50,968,649	Lubricants and aviation fuels trading and hydrocarbons research and exploration	Villarica 322; Módulo B1, Qilicura, Santiago	12-31-17	849		(103)	1,389	100.00%
YPF Tecnología S.A.	Common		$1	234,291,000	Investigation, development, production and marketing of technologies, knowledge, goods and services	Macacha Güemes 515, Buenos Aires, Argentina	12-31-17	459		38	690	51.00%
YSUR Inversora S.A.U.(6)(9)	—		—	—	Investment	Macacha Güemes 515, Buenos Aires, Argentina	12-31-16	2,657		(1)	5,397	100.00%
YSUR Inversiones Petroleras S.A.U.(6)(9)	—		—	—	Investment	Macacha Güemes 515, Buenos Aires, Argentina	12-31-16	230		— (7)	391	100.00%
YSUR Petrolera Argentina S.A. (6)(9)	—		—	—	Exploration, extraction, exploitation, storage, transportation, industrialization and marketing of hydrocarbons, as well as other related operations	Macacha Güemes 515, Buenos Aires, Argentina	12-31-16	634		106	570	100.00%
Compañía de Inversiones Mineras S.A.	Common		$1	236,474,420	Exploration, exploitation, processing, management, storage and transport of all types of minerals; assembly, construction and operation of facilities and structures and processing of products related to mining	Macacha Güemes 515, Buenos Aires, Argentina	12-31-17	236		(21)	182	100.00%
Bajo del Toro II S.R.L.	Social cuotes		$1	1,270,815,165	Exploration, discovery, exploitation, purchase, production, storage, transport, import, export and marketing of all types of liquid or gaseous hydrocarbons and exercise all acts that are not prohibited by law including but not limited to the execution of money loans as lender and/or borrower.	Macacha Güemes 515, Buenos Aires, Argentina	12-31-17	1,271		90	1,341	100.00%

The following table shows the investments in associates and joint ventures:

	12-31-2017														12-31-2016
							Information of the issuer
	Description of the Securities								Last available financial statements
Name and Issuer	Class	Face Value	Amount	Book value(2)		Cost (1)	Main Business	Registered Address	Date	Capital stock	Net profit / (loss)	Equity	Holding in Capital Stock		Book Value (2)
Joint Ventures:
Compañía Mega S.A.(5)(6)	Common	$1	244,246,140	1,725		—	Separation, fractionation and transportation of natural gas liquids	San Martín 344, P. 10º, Buenos Aires, Argentina	09-30-17	643	1,071	2,381	38.00%		1,208
Profertil S.A.(6)	Common	$1	391,291,320	2,862		—	Production and marketing of fertilizers	Alicia Moreau de Justo 740, P. 3, Buenos Aires, Argentina	09-30-17	783	197	1,249	50.00%		1,897
Refinería del Norte S.A.	Common	$1	45,803,655	483		—	Refining	Maipú 1, P. 2º, Buenos Aires, Argentina	09-30-17	92	(10)	980	50.00%		468

				5,070		—									3,573

Associates:
Oleoductos del Valle S.A.	Common	$10	4,072,749	242		—	Oil transportation by pipeline	Florida 1, P. 10º, Buenos Aires, Argentina	09-30-17	110	135	576	37.00%		174
Terminales Marítimas Patagónicas S.A.	Common	$10	476,034	103		—	Oil storage and shipment	Av. Leandro N. Alem 1180, P. 11º, Buenos Aires, Argentina	09-30-17	14	20	304	33.15%		94
Oiltanking Ebytem S.A.	Common	$10	351,167	211		—	Hydrocarbon transportation and storage	Terminal Marítima Puerto Rosales – Provincia de Buenos Aires, Argentina.	09-30-17	12	247	279	30.00%		184
Gasoducto del Pacífico (Argentina) S.A.	Preferred	$1	15,579,578	44		—	Gas transportation by pipeline	San Martín 323, P.13°, Buenos Aires, Argentina	12-31-17	156	116	445	10.00%		33
Central Dock Sud S.A.	Common	$0.01	11,869,095,145	—	(10)	—	Electric power generation and bulk marketing	Pasaje Ingeniero Butty 220, P.16°, Buenos Aires, Argentina	03-31-17	1,231	46	1,865	10.25	%(4)	175
Inversora Dock Sud S.A.	Common	$1	355,270,303	—	(10)	—	Investment and finance	Pasaje Ingeniero Butty 220, P.16°, Buenos Aires, Argentina	03-31-17	829	32	1,343	42.86%		569
Oleoducto Trasandino (Argentina) S.A.	Preferred	$1	12,135,167	41		—	Oil transportation by pipeline	Macacha Güemes 515, P.3º, Buenos Aires, Argentina	09-30-17	34	9	118	36.00%		37
YPF Gas S.A	Common	$1	59,821,434	235		—	Gas fractionation, bottling, distribution and transport for industrial and/or residential use	Macacha Güemes 515, P.3º, Buenos Aires, Argentina	09-30-17	176	215	884	34.00%		172
Other companies:
Other(3)	—	—	—	111	(10)	208	—	—	—	—	—	—	—		489

				987		208									1,927

				6,057		208									5,500

(1)	Corresponds to cost and contributions, net of dividends collected and capital reductions.
(2)	Corresponds to Holding in shareholders’ equity plus adjustments to conform to YPF accounting principles.
(3)	Includes Gasoducto del Pacífico (Cayman) Ltd., A&C Pipeline Holding Company, Poligás Luján S.A.C.I., Oleoducto Transandino (Chile) S.A., Bizoy S.A., Civeny S.A., Bioceres S.A. and Petrofaro S.A.
(4)	Additionally, the Group has a 29.99% indirect holding in capital stock through Inversora Dock Sud S.A.
(5)	As stipulated by shareholders’ agreement, joint control is held in this company by shareholders.
(6)	The U.S. dollar has been defined as the functional currency of this company.
(7)	No value is disclosed because the carrying value is less than 1.
(8)	Additionally, consolidates Compañía Minera de Argentina S.A., YPF Services USA Corp., YPF Europe B.V., YPF Brasil Comércio Derivado de Petróleo Ltda, Wokler Investment S.A., YPF Colombia S.A.S., Miwen S.A., Eleran Inversiones 2011 S.A.U., Lestery S.A., Energía Andina S.A Resources Netherlands B.V. and Bajo de Toro I S.R.L.
(9)	Companies merged with YPF.
(10)	The investments that YPF holds in CDS, IDS, YGEN I e YGEN II through its subsidiary YPF EE were reclassified to Assets held for disposal. See Note 3 and the evolution of Investments in associates and joint ventures in this Note.